Tax Payable	12 Months Ended
Dec. 31, 2023
Tax Payable [Abstract]
Tax payable

12. Tax payable

The Group’s subsidiaries, VIE and subsidiaries of VIE incorporated in China are subject to 6% VAT for services rendered.

The following is a summary of tax payable as of December 31, 2022 and 2023:

	December 31, 2022	December 31, 2023
	RMB	RMB
VAT payables	2,088	43
Individual income tax payables	815	770
Stamp duty payables	66	-
Construction tax payables	25	52
Educational development payables	50	37
Others	34	48
Total	3,078	950